Intangible Assets Deemed to Indefinite Life and Not Being Amortized (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 28,597	$ 28,757
Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	6,600
Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	19,152	19,312
Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,845	2,845
Aggregates Business
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	16,895	17,055
Aggregates Business | Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	6,600
Aggregates Business | Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	10,015	10,175
Aggregates Business | Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	280	280
Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	9,137	9,137
Cement | Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	9,137	9,137
Magnesia Specialties
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Magnesia Specialties | Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565